Property, plant and equipment- Capital commitments (Details) - Property, plant and equipment - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Capital commitments (excluding equity accounted investments)
Authorised and contracted for	R 45,106	R 50,551
Authorised but not yet contracted for	21,015	26,897
Less expenditure to the end of year	(38,700)	(42,057)
Capital commitments	27,421	35,391
Capital commitments to sustain existing operations	25,012	29,988
Capital commitments to expand operations	2,409	5,403
Within one year
Capital commitments (excluding equity accounted investments)
Capital commitments	20,634	24,796
One to five years
Capital commitments (excluding equity accounted investments)
Capital commitments	R 6,787	R 10,595